Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments
8	FINANCIAL INSTRUMENTS

8.1	Financial instruments by category
The classification of financial assets and liabilities by category is as follows:

	As of December 31,
	2019	2020
Financial assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	950,701	900,168
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)	1,358,282	1,178,577
- Financial assets related to concession agreements	748,365	775,677
- Accounts receivable from related parties	611,381	647,409

	3,668,729	3,501,831

Financial assets related to concession agreements are presented in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	As of December 31,
	2019	2020
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	774,075	773,203
- Finance leases	23,650	52,391
- Lease liability for right-of-use asset	92,870	72,726
- Bonds	924,042	932,759
- Trade and other accounts payable (excluding non-financial liabilities)	1,467,283	1,447,515
- Accounts payable to related parties	61,499	80,115

	3,343,419	3,358,709

Hedging derivatives:
- Derivative financial instruments	52	—

8.2	Credit quality of financial assets
The credit quality of financial assets that are neither past due nor impaired can be assessed with reference to external risk ratings (if they exist), or based on historical information on the default rates of their counterparties.
As of December 31, the credit quality of financial assets is presented below:

	2019	2020
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	303,193	351,515
Banco Continental (A+)	186,239	147,868
Citibank (A+)	183,723	128,100
Banco Santander - Peru (A+)	114	54,478
Banco Scotiabank (A+)	64,106	52,448
Banco Interbank (A)	41,718	45,808
Banco de la Nacion (A)	56,114	22,882
Fondo de Inversion Alianza (AA+)	46	21,247
Santander Colombia (A-)	15,183	18,256
Banco Santander - Chile (AAA)	5,833	17,174
Banco Bogota (BBB-)	7,255	12,194
Banco de Credito e Inversiones - Chile (A-)	1,407	8,579
Bancolombia (BBB-)	115	8,516
Banco Scotiabank - Chile (AAA)	9,801	2,114
Credicorp Capital Colombia (AAA)	44,338	—
JP Morgan (A+)	17,853	—
Otros	6,676	5,653

	943,714	896,832
For banks in Peru, these risk ratings are obtained from the risk rating agencies authorized by the Superintendence of Banking, Insurance and AFP (SBS). For banks in Chile, ratings are obtained from the risk rating agencies authorized by the Superintendence of Securities and Insurance (SVS) of Chile (Fitch Chile Clasificadora de Riesgo Ltda. and ICR International Credit Rating Cia Clasificadora de Riesgo Ltda.). For banks in Colombia, ratings are obtained from the following financial institutions: Fitch Ratings, Value and Risk Rating S.A., BRC Standard and Poor’s Rating and Technical Committe of BRC Investor Services S.A. SCV.

(*)	The difference between the balances shown and the balances of the statement of financial position correspond to cash and remittances in transit (Note 9).
The credit quality of customers is assessed in three categories (internal classification):

A:	New customers/related parties (less than six months),
B:	Existing customers/related parties (with more than six months of trade relationship) with no previous default history; and
C:	Existing customers/related parties (with more than six months of trade relationship) with previous default history.

	2019	2020
Trade accounts receivable (Note 10)
Counterparties with no external risk rating
A	58,442	40,034
B	1,492,446	1,275,523
C	142,925	118,276

	1,693,813	1,433,833

Receivable from related parties and joint operators (Note 12)
B	611,381	647,409
The total balance of trade accounts receivable and accounts receivable from related parties is subject to the terms and conditions of the respective contract, none of which has been renegotiated.